Nature of business and significant events (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Jul. 31, 2013	Dec. 31, 2013 item	Dec. 31, 2013 Satellite Satmex 7	Mar. 13, 2012 Satellite Satmex 7 Master Procurement Agreement Maximum	Mar. 13, 2012 Satellite Satmex 7 Satmex Procurement Agreement	Dec. 31, 2013 Satellite Satmex 8	Jul. 15, 2013 Satellite Satmex 9	Dec. 31, 2013 Satellite Satmex 9
Nature of business and significant events
Number of satellites in current fleet		3
Ownership percentage		100.00%
Maximum percentage of foreign investment		49.00%
Maximum percentage of foreign investment in telecommunications and satellite communications, if constitutional reform goes into effect as per the fifth transitory article		100.00%
Percentage of Satmex s shares to be acquired by Eutelsat under definitive agreement	100.00%
Nature of business and significant events
Capitalized interest			$ 8.6					$ 1.9
Amount of increase in price of each satellite that Boeing is entitled to make in the event ABS fails to perform its obligations				10.5
Period of construction schedule					34 months		24 months
Design life						15 years
Expected design, construction, launch and insurance costs			165.0					195.2
Amount incurred			$ 107.3					$ 52.3